Income Taxes (Details) - Schedule of Reconciliation of Effective Income Tax Rate	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 16, 2022	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Income Taxes (Details) - Schedule of Reconciliation of Effective Income Tax Rate [Line Items]
Statutory federal income tax rate	1.00%	1.00%	21.00%	21.00%
Change in fair value of derivative warrant liabilities			(47.30%)	(17.90%)
Offering costs associated with derivative warrant liabilities			14.10%	0.00%
Gain from expiration of over-allotment option			(0.60%)	0.00%
Change in valuation allowance			12.80%	1.90%
Income tax expense			0.00%	5.00%
Previously Reported [Member]
Income Taxes (Details) - Schedule of Reconciliation of Effective Income Tax Rate [Line Items]
Statutory federal income tax rate			21.00%
Change in fair value of derivative warrant liabilities			47.30%
Offering costs associated with derivative warrant liabilities			(14.10%)
Gain from expiration of over-allotment option			(0.30%)
Change in valuation allowance			(53.90%)
Income tax expense			0.00%
Revision of Prior Period, Adjustment [Member]
Income Taxes (Details) - Schedule of Reconciliation of Effective Income Tax Rate [Line Items]
Statutory federal income tax rate			0.00%
Change in fair value of derivative warrant liabilities			(94.60%)
Offering costs associated with derivative warrant liabilities			28.20%
Gain from expiration of over-allotment option			(0.30%)
Change in valuation allowance			66.70%
Income tax expense			0.00%